Cover Page	Apr. 21, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	TRISTATE CAPITAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-35913
Entity Tax Identification Number	20-4929029
Entity Address, Address Line One	One Oxford Centre
Entity Address, Address Line Two	301 Grant Street, Suite 2700
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
City Area Code	(412)
Local Phone Number	304-0304
Entity Address, Postal Zip Code	15219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001380846
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TSC
Security Exchange Name	NASDAQ
Series A depositary share
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.75% Fixed-to-Floating Rate Series A Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TSCAP
Security Exchange Name	NASDAQ
Series B depositary share
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.375% Fixed-to-Floating Rate Series B Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TSCBP
Security Exchange Name	NASDAQ